Share-Based Compensation (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-Based Compensation Arrangement By Share-based Payment Award [Line Items]
Total shares of common stock reserved for issuance under the plan		2,000,000
Expiration period of plan, years	ten
Remaining shares left for issuance under this plan	987,972
Total fair value of shares vested	$ 462,000	$ 542,000	$ 357,000
Total unrecognized compensation costs relating to unvested share-based compensation awards	2,516,000	1,663,000
Expected to be recognized over a weighted average period	18
Restricted Shares [Member]
Share-Based Compensation Arrangement By Share-based Payment Award [Line Items]
Vesting period	one
Share-based compensation expenses	2,528,000	2,670,000	2,185,000
Phantom Share Units [Member]
Share-Based Compensation Arrangement By Share-based Payment Award [Line Items]
Vesting period	three
Outstanding phantom share units vested and available for exchange	167,000	49,000
Other Stock Based Awards [Member]
Share-Based Compensation Arrangement By Share-based Payment Award [Line Items]
Share-based compensation expenses	$ 750,000	$ 0	$ 0